Financial Instruments - Credit Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Carrying amount	€ 203,115
Fixed Term Deposit
Disclosure of financial assets [line items]
Notional amount	110,000	€ 20,000
Credit Risk | Cash And Cash Equivalents
Disclosure of financial assets [line items]
Carrying amount	83,512
Impairment loss	(4)
Notional amount	0	0
Credit Risk | Cash And Cash Equivalents | Costs of acquisition or construction
Disclosure of financial assets [line items]
Carrying amount		179,640
Credit Risk | Cash And Cash Equivalents | Accumulated impairment
Disclosure of financial assets [line items]
Impairment loss		(59)
Credit Risk | Fixed Term Deposit
Disclosure of financial assets [line items]
Carrying amount	111,559
Impairment loss	(61)
Notional amount	0	0
Credit Risk | Fixed Term Deposit | Costs of acquisition or construction
Disclosure of financial assets [line items]
Carrying amount		20,017
Credit Risk | Fixed Term Deposit | Accumulated impairment
Disclosure of financial assets [line items]
Impairment loss		(30)
Credit Risk | Security Deposits
Disclosure of financial assets [line items]
Carrying amount	3,481
Impairment loss	(13)
Notional amount	0	0
Credit Risk | Security Deposits | Costs of acquisition or construction
Disclosure of financial assets [line items]
Carrying amount		6,026
Credit Risk | Security Deposits | Accumulated impairment
Disclosure of financial assets [line items]
Impairment loss		(46)
Credit Risk | BBB- to AAA
Disclosure of financial assets [line items]
Carrying amount	198,552
Impairment loss	(78)
Notional amount	€ 0	0
Credit Risk | BBB- to AAA | Costs of acquisition or construction
Disclosure of financial assets [line items]
Carrying amount		205,683
Credit Risk | BBB- to AAA | Accumulated impairment
Disclosure of financial assets [line items]
Impairment loss		€ (135)